Annual Total Returns - Franklin Allocation VIP Fund [BarChart] - FTVIP Class 4-61 - Franklin Allocation VIP Fund - Class 4	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.67%)
Annual Return 2012	15.17%
Annual Return 2013	23.68%
Annual Return 2014	2.75%
Annual Return 2015	(6.24%)
Annual Return 2016	12.92%
Annual Return 2017	11.78%
Annual Return 2018	(9.58%)
Annual Return 2019	19.56%
Annual Return 2020	11.75%